Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale
Within 3 months	$ 15
3 to 12 months	0
1 to 5 years	22,393
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,638,708
Carrying amount	2,661,116	$ 2,220,341
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,566,066
Carrying amount	2,566,066	2,052,446
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,194,371
Carrying amount	2,194,371
Non-US governments debt securities
Available-for-sale
Within 3 months	15
3 to 12 months	0
1 to 5 years	22,393
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	22,408	25,676
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	12,945
Carrying amount	12,945	12,891
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	59,697
Carrying amount	$ 59,697	$ 129,328